 Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

May 1, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Cliffwater Corporate Lending Fund

File No. (811-23333)

Ladies Gentlemen:

On behalf of Cliffwater Corporate Lending Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Registrant’s Prospectus and Statement of Additional Information, each dated April 29, 2020, that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the 1933 Act and Post-Effective Amendment No. 4 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically on April 29, 2020 (Accession No. 0001398344-20-008727).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699 or, in my absence, Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara